Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	LORD ABBETT BOND DEBENTURE FUND INC
Entity Central Index Key	0000060365
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
C000018454
Shareholder Report [Line Items]
Fund Name	Lord Abbett Bond Debenture Fund Inc.
Class Name	Class A
Trading Symbol	LBNDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Bond Debenture Fund Inc. for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$39	0.78%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.78%
AssetsNet	$ 21,162,687,563
Holdings Count | Holding	943
Advisory Fees Paid, Amount	$ 44,216,256
InvestmentCompanyPortfolioTurnover	144.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of June 30, 2024)
Total Net Assets	$21,162,687,563
# of Portfolio Holdings	943
Portfolio Turnover Rate	144%
Total Advisory Fees Paid	$44,216,256

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset Backed Securities	4.47%
Basic Materials	5.13%
Communications	5.38%
Consumer Cyclical	10.88%
Consumer Non-Cyclical	8.46%
Diversified	0.23%
Energy	12.68%
Financials	12.36%
Foreign Government	4.77%
Industrial	8.93%
Mortgage-Backed Securities	5.37%
Municipal	0.22%
Mutual Fund	0.20%
Technology	5.58%
U.S. Government	11.68%
Utilities	3.32%
Repurchase Agreements	0.34%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
C000018456
Shareholder Report [Line Items]
Fund Name	Lord Abbett Bond Debenture Fund Inc.
Class Name	Class C
Trading Symbol	BDLAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Bond Debenture Fund Inc. for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$70	1.39%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	1.39%
AssetsNet	$ 21,162,687,563
Holdings Count | Holding	943
Advisory Fees Paid, Amount	$ 44,216,256
InvestmentCompanyPortfolioTurnover	144.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of June 30, 2024)
Total Net Assets	$21,162,687,563
# of Portfolio Holdings	943
Portfolio Turnover Rate	144%
Total Advisory Fees Paid	$44,216,256

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset Backed Securities	4.47%
Basic Materials	5.13%
Communications	5.38%
Consumer Cyclical	10.88%
Consumer Non-Cyclical	8.46%
Diversified	0.23%
Energy	12.68%
Financials	12.36%
Foreign Government	4.77%
Industrial	8.93%
Mortgage-Backed Securities	5.37%
Municipal	0.22%
Mutual Fund	0.20%
Technology	5.58%
U.S. Government	11.68%
Utilities	3.32%
Repurchase Agreements	0.34%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
C000052177
Shareholder Report [Line Items]
Fund Name	Lord Abbett Bond Debenture Fund Inc.
Class Name	Class F
Trading Symbol	LBDFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Bond Debenture Fund Inc. for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$34	0.68%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.68%
AssetsNet	$ 21,162,687,563
Holdings Count | Holding	943
Advisory Fees Paid, Amount	$ 44,216,256
InvestmentCompanyPortfolioTurnover	144.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of June 30, 2024)
Total Net Assets	$21,162,687,563
# of Portfolio Holdings	943
Portfolio Turnover Rate	144%
Total Advisory Fees Paid	$44,216,256

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset Backed Securities	4.47%
Basic Materials	5.13%
Communications	5.38%
Consumer Cyclical	10.88%
Consumer Non-Cyclical	8.46%
Diversified	0.23%
Energy	12.68%
Financials	12.36%
Foreign Government	4.77%
Industrial	8.93%
Mortgage-Backed Securities	5.37%
Municipal	0.22%
Mutual Fund	0.20%
Technology	5.58%
U.S. Government	11.68%
Utilities	3.32%
Repurchase Agreements	0.34%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
C000188230
Shareholder Report [Line Items]
Fund Name	Lord Abbett Bond Debenture Fund Inc.
Class Name	Class F3
Trading Symbol	LBNOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Bond Debenture Fund Inc. for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$25	0.49%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.49%
AssetsNet	$ 21,162,687,563
Holdings Count | Holding	943
Advisory Fees Paid, Amount	$ 44,216,256
InvestmentCompanyPortfolioTurnover	144.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of June 30, 2024)
Total Net Assets	$21,162,687,563
# of Portfolio Holdings	943
Portfolio Turnover Rate	144%
Total Advisory Fees Paid	$44,216,256

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset Backed Securities	4.47%
Basic Materials	5.13%
Communications	5.38%
Consumer Cyclical	10.88%
Consumer Non-Cyclical	8.46%
Diversified	0.23%
Energy	12.68%
Financials	12.36%
Foreign Government	4.77%
Industrial	8.93%
Mortgage-Backed Securities	5.37%
Municipal	0.22%
Mutual Fund	0.20%
Technology	5.58%
U.S. Government	11.68%
Utilities	3.32%
Repurchase Agreements	0.34%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
C000018458
Shareholder Report [Line Items]
Fund Name	Lord Abbett Bond Debenture Fund Inc.
Class Name	Class I
Trading Symbol	LBNYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Bond Debenture Fund Inc. for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$29	0.58%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.58%
AssetsNet	$ 21,162,687,563
Holdings Count | Holding	943
Advisory Fees Paid, Amount	$ 44,216,256
InvestmentCompanyPortfolioTurnover	144.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of June 30, 2024)
Total Net Assets	$21,162,687,563
# of Portfolio Holdings	943
Portfolio Turnover Rate	144%
Total Advisory Fees Paid	$44,216,256

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset Backed Securities	4.47%
Basic Materials	5.13%
Communications	5.38%
Consumer Cyclical	10.88%
Consumer Non-Cyclical	8.46%
Diversified	0.23%
Energy	12.68%
Financials	12.36%
Foreign Government	4.77%
Industrial	8.93%
Mortgage-Backed Securities	5.37%
Municipal	0.22%
Mutual Fund	0.20%
Technology	5.58%
U.S. Government	11.68%
Utilities	3.32%
Repurchase Agreements	0.34%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
C000018457
Shareholder Report [Line Items]
Fund Name	Lord Abbett Bond Debenture Fund Inc.
Class Name	Class P
Trading Symbol	LBNPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Bond Debenture Fund Inc. for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$52	1.03%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.03%
AssetsNet	$ 21,162,687,563
Holdings Count | Holding	943
Advisory Fees Paid, Amount	$ 44,216,256
InvestmentCompanyPortfolioTurnover	144.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of June 30, 2024)
Total Net Assets	$21,162,687,563
# of Portfolio Holdings	943
Portfolio Turnover Rate	144%
Total Advisory Fees Paid	$44,216,256

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset Backed Securities	4.47%
Basic Materials	5.13%
Communications	5.38%
Consumer Cyclical	10.88%
Consumer Non-Cyclical	8.46%
Diversified	0.23%
Energy	12.68%
Financials	12.36%
Foreign Government	4.77%
Industrial	8.93%
Mortgage-Backed Securities	5.37%
Municipal	0.22%
Mutual Fund	0.20%
Technology	5.58%
U.S. Government	11.68%
Utilities	3.32%
Repurchase Agreements	0.34%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
C000052178
Shareholder Report [Line Items]
Fund Name	Lord Abbett Bond Debenture Fund Inc.
Class Name	Class R2
Trading Symbol	LBNQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Bond Debenture Fund Inc. for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R2	$59	1.18%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.18%
AssetsNet	$ 21,162,687,563
Holdings Count | Holding	943
Advisory Fees Paid, Amount	$ 44,216,256
InvestmentCompanyPortfolioTurnover	144.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of June 30, 2024)
Total Net Assets	$21,162,687,563
# of Portfolio Holdings	943
Portfolio Turnover Rate	144%
Total Advisory Fees Paid	$44,216,256

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset Backed Securities	4.47%
Basic Materials	5.13%
Communications	5.38%
Consumer Cyclical	10.88%
Consumer Non-Cyclical	8.46%
Diversified	0.23%
Energy	12.68%
Financials	12.36%
Foreign Government	4.77%
Industrial	8.93%
Mortgage-Backed Securities	5.37%
Municipal	0.22%
Mutual Fund	0.20%
Technology	5.58%
U.S. Government	11.68%
Utilities	3.32%
Repurchase Agreements	0.34%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
C000052179
Shareholder Report [Line Items]
Fund Name	Lord Abbett Bond Debenture Fund Inc.
Class Name	Class R3
Trading Symbol	LBNRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Bond Debenture Fund Inc. for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$54	1.08%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.08%
AssetsNet	$ 21,162,687,563
Holdings Count | Holding	943
Advisory Fees Paid, Amount	$ 44,216,256
InvestmentCompanyPortfolioTurnover	144.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of June 30, 2024)
Total Net Assets	$21,162,687,563
# of Portfolio Holdings	943
Portfolio Turnover Rate	144%
Total Advisory Fees Paid	$44,216,256

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset Backed Securities	4.47%
Basic Materials	5.13%
Communications	5.38%
Consumer Cyclical	10.88%
Consumer Non-Cyclical	8.46%
Diversified	0.23%
Energy	12.68%
Financials	12.36%
Foreign Government	4.77%
Industrial	8.93%
Mortgage-Backed Securities	5.37%
Municipal	0.22%
Mutual Fund	0.20%
Technology	5.58%
U.S. Government	11.68%
Utilities	3.32%
Repurchase Agreements	0.34%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
C000158205
Shareholder Report [Line Items]
Fund Name	Lord Abbett Bond Debenture Fund Inc.
Class Name	Class R4
Trading Symbol	LBNSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Bond Debenture Fund Inc. for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$42	0.83%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.83%
AssetsNet	$ 21,162,687,563
Holdings Count | Holding	943
Advisory Fees Paid, Amount	$ 44,216,256
InvestmentCompanyPortfolioTurnover	144.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of June 30, 2024)
Total Net Assets	$21,162,687,563
# of Portfolio Holdings	943
Portfolio Turnover Rate	144%
Total Advisory Fees Paid	$44,216,256

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset Backed Securities	4.47%
Basic Materials	5.13%
Communications	5.38%
Consumer Cyclical	10.88%
Consumer Non-Cyclical	8.46%
Diversified	0.23%
Energy	12.68%
Financials	12.36%
Foreign Government	4.77%
Industrial	8.93%
Mortgage-Backed Securities	5.37%
Municipal	0.22%
Mutual Fund	0.20%
Technology	5.58%
U.S. Government	11.68%
Utilities	3.32%
Repurchase Agreements	0.34%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
C000158206
Shareholder Report [Line Items]
Fund Name	Lord Abbett Bond Debenture Fund Inc.
Class Name	Class R5
Trading Symbol	LBNTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Bond Debenture Fund Inc. for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$29	0.58%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.58%
AssetsNet	$ 21,162,687,563
Holdings Count | Holding	943
Advisory Fees Paid, Amount	$ 44,216,256
InvestmentCompanyPortfolioTurnover	144.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of June 30, 2024)
Total Net Assets	$21,162,687,563
# of Portfolio Holdings	943
Portfolio Turnover Rate	144%
Total Advisory Fees Paid	$44,216,256

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset Backed Securities	4.47%
Basic Materials	5.13%
Communications	5.38%
Consumer Cyclical	10.88%
Consumer Non-Cyclical	8.46%
Diversified	0.23%
Energy	12.68%
Financials	12.36%
Foreign Government	4.77%
Industrial	8.93%
Mortgage-Backed Securities	5.37%
Municipal	0.22%
Mutual Fund	0.20%
Technology	5.58%
U.S. Government	11.68%
Utilities	3.32%
Repurchase Agreements	0.34%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
C000158207
Shareholder Report [Line Items]
Fund Name	Lord Abbett Bond Debenture Fund Inc.
Class Name	Class R6
Trading Symbol	LBNVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Bond Debenture Fund Inc. for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$25	0.49%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.49%
AssetsNet	$ 21,162,687,563
Holdings Count | Holding	943
Advisory Fees Paid, Amount	$ 44,216,256
InvestmentCompanyPortfolioTurnover	144.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of June 30, 2024)
Total Net Assets	$21,162,687,563
# of Portfolio Holdings	943
Portfolio Turnover Rate	144%
Total Advisory Fees Paid	$44,216,256

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset Backed Securities	4.47%
Basic Materials	5.13%
Communications	5.38%
Consumer Cyclical	10.88%
Consumer Non-Cyclical	8.46%
Diversified	0.23%
Energy	12.68%
Financials	12.36%
Foreign Government	4.77%
Industrial	8.93%
Mortgage-Backed Securities	5.37%
Municipal	0.22%
Mutual Fund	0.20%
Technology	5.58%
U.S. Government	11.68%
Utilities	3.32%
Repurchase Agreements	0.34%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.